Revenue Recognition - Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 261,247	$ 229,141	$ 169,740
Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenues	$ 163,920	$ 163,681	$ 125,458
UNITED STATES | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	63.00%	71.00%	74.00%
EMEA
Disaggregation of Revenue [Line Items]
Revenues	$ 71,443	$ 44,850	$ 31,821
EMEA | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	27.00%	20.00%	19.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	$ 12,005	$ 7,416	$ 3,142
Asia Pacific | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	5.00%	3.00%	2.00%
Israel
Disaggregation of Revenue [Line Items]
Revenues	$ 3,300	$ 2,400	$ 900
Americas
Disaggregation of Revenue [Line Items]
Revenues	$ 13,879	$ 13,194	$ 9,319
Americas | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	5.00%	6.00%	5.00%